OPERATING SEGMENTS - Geographic information on revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING SEGMENTS
Revenue	$ 9,916	$ 9,548
Europe
OPERATING SEGMENTS
Revenue	2,465	2,524
Hong Kong
OPERATING SEGMENTS
Revenue	1,777	3,230
United States
OPERATING SEGMENTS
Revenue	4,502	3,459
Other
OPERATING SEGMENTS
Revenue	1,172	335
Operating segments | Solutions
OPERATING SEGMENTS
Revenue	6,451	6,479
Operating segments | Solutions | Europe
OPERATING SEGMENTS
Revenue	2,465	2,524
Operating segments | Solutions | Hong Kong
OPERATING SEGMENTS
Revenue	236	161
Operating segments | Solutions | United States
OPERATING SEGMENTS
Revenue	3,337	3,459
Operating segments | Solutions | Other
OPERATING SEGMENTS
Revenue	413	335
Operating segments | Platform
OPERATING SEGMENTS
Revenue	3,465	3,069
Operating segments | Platform | Hong Kong
OPERATING SEGMENTS
Revenue	1,541	$ 3,069
Operating segments | Platform | United States
OPERATING SEGMENTS
Revenue	1,165
Operating segments | Platform | Other
OPERATING SEGMENTS
Revenue	$ 759